Provisions - Provision for off-balance-sheet risk by stages (Details) - Provisions for off-balance sheet risk - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other provisions
Other provisions	$ 1,539	$ 1,108
Stage 1
Other provisions
Other provisions	1,163	921
Stage 2
Other provisions
Other provisions	202	109
Stage 3
Other provisions
Other provisions	174	78
Available lines of credit cards and non-revolving consumer loans
Other provisions
Other provisions	1,301	$ 941
Available lines of credit cards and non-revolving consumer loans | Stage 1
Other provisions
Other provisions	1,140
Available lines of credit cards and non-revolving consumer loans | Stage 2
Other provisions
Other provisions	150
Available lines of credit cards and non-revolving consumer loans | Stage 3
Other provisions
Other provisions	11
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Other provisions
Other provisions	238
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 1
Other provisions
Other provisions	23
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 2
Other provisions
Other provisions	52
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 3
Other provisions
Other provisions	$ 163